Operating Leases - Narrative (Q1) (Details) - office	Mar. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Number of offices under operating leases	2	2
Weighted average remaining lease term for operating leases (in years)	2 years 3 months 18 days	2 years 6 months
Weighted average discount rate for operating leases (percent)	9.625%	9.625%